Public Offering - Schedule of Class A Common Stock Reflected on Balance Sheet (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Contingently redeemable Class A Common Stock	$ 345,000,000	$ 345,000,000
IPO
Class Of Stock [Line Items]
Gross proceeds	345,000,000	345,000,000
Proceeds allocated to public warrants	(6,727,500)	(6,727,500)
Class A shares issuance costs	(19,027,372)	(19,027,372)
Accretion of carrying value to redemption value	25,754,872	25,754,872
Contingently redeemable Class A Common Stock	$ 345,000,000	$ 345,000,000